Cost and Expenses by Nature - Summary of Cost and Expenses by Nature (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of cost and expenses by nature [abstract]
Purchases	$ 756,867,203	$ 581,355,161	$ 430,813,337
Depreciation and amortization	153,382,040	156,704,513	150,439,491
Net periodic cost of employee benefits	114,621,614	108,073,075	109,738,416
Personnel services	104,284,007	94,470,130	84,414,593
Exploration and Extraction Hydrocarbons Duty and taxes	88,145,519	63,900,374	48,424,861
Maintenance	42,075,043	40,224,754	45,390,282
Non-operating losses	39,439,107	22,945,447	9,091,870
Auxiliary services with third-parties	23,675,019	21,924,327	25,471,260
Raw materials and spare parts	16,850,075	19,165,103	6,970,433
Other operating costs and expenses	16,672,534	1,755,170	25,102,485
Unsuccessful wells	15,443,086	6,164,624	29,106,084
Exploration expenses	13,048,078	6,562,463	4,585,859
Other operation taxes and duties	12,248,474	9,900,726	10,066,528
Integrated Contracts	8,015,606	15,378,544	4,551,876
Leases	6,487,493	7,786,282	6,482,902
Insurance	5,647,101	4,948,610	4,759,016
Freight	3,525,843	10,317,132	14,452,296
Inventory variations	(62,237,591)	(25,542,431)	(6,154,595)
Total cost of sales and general expenses	$ 1,358,190,251	$ 1,146,034,004	$ 1,003,706,994